FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment  [   ];  Amendment Number:
    This Amendment  (Check only one.):     [   ]  is a restatement.
				         [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		First Fiduciary Investment Counsel, Inc.
Address:	1375 East Ninth Street
		Suite #2450
		Cleveland, Ohio   44114

13F File Number:	28-7360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Vernon P. Essi
Title:	President
Phone:	(216) 623-7700

Signature, Place, and Date of Signing:


	[SIGNATURE]		    Cleveland,  Ohio		March 31, 2003

Report Type [Check only one.]:

[X] 	13F HOLDINGS REPORT.   (Check here if all holdings of this reporting
manager are reported in this report.)

[   ]  	13F NOTICE.   (Check here if no holdings reported are in this
report, and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.    (Check here if a portion of the holdings
for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2003


	a.	Other Included Managers 	      0

	b.	Information Table Entry Total	     41

	c.	Information Table Value Total	$ 121,290

		List of Other Included Managers	    None




FORM 13 F
(SEC USE ONLY)

Quarter Ending March 31, 2003
Name of Reporting Manager     First Fiduciary Investment Counsel, Inc.


COMPANY NAME             CLASS               CUSIP #        VALUE      SHARES

ALBERTSON'S              common              013104104      2,062     109,375
ALTRIA GROUP             common              02209S103      2,835      94,639
AT&T                     common              001957505        281      17,375
BANK OF AMERICA          common              060505104        416       6,230
BP ADR                   common              055622104      7,068     183,150
CARPENTER TECHNOLOGY     common              144285103      1,281     126,180
CINERGY                  common              172474108      5,122     152,217
COMCAST 'A'              common              20030N101        921      32,225
CONOCOPHILLIPS           common              20825C104      2,282      42,580
CORNING                  common              219350105      1,935     331,250
CROWN HLDGS              common              228368106        359      63,929
CUMMINS                  common              231021106        658      26,740
DISNEY (WALT)            common              254687106        805      47,300
DOMINION RESOURCES       common              25746U109        401       7,250
DUPONT                   common              263534109      4,361     112,224
EMERSON ELECTRIC         common              291011104      4,808     106,016
EXXON MOBIL              common              30231G102      2,214      63,334
GENERAL ELECTRIC         common              369604103      3,542     138,909
GENERAL MILLS            common              370334104      3,916      85,982
GENERAL MOTORS           common              370442105      3,628     107,915
GENUINE PARTS            common              372460105      3,885     127,347
GOODRICH                 common              382388106      2,165     153,982
HOME DEPOT               common              437076102      3,633     149,153
HONEYWELL INT'L          common              438516106        416      19,470
INGERSOLL-RAND           common              G4776G101      1,636      42,400
JPMORGAN CHASE & CO      common              46625H100      1,396      58,870
KEYCORP                  common              493267108      4,121     182,683
KEYSPAN                  common              49337W100        572      17,750
KIMBERLY-CLARK           common              494368103      4,770     104,929
LIMITED BRANDS           common              532716107        302      23,500
MARATHON OIL             common              565849106      5,637     235,160
MCDONALD'S               common              580135101      1,169      80,850
MERCK & CO.              common              589331107      5,646     103,064
MOTOROLA                 common              620076109      1,506     182,293
NAT'L CITY               common              635405103      5,064     181,818
PPG INDUSTRIES           common              693506107      3,615      80,180
SARA LEE                 common              803111103      5,337     285,391
SBC COMMUNICATIONS       common              78387G103        228      11,379
SCHERING-PLOUGH          common              806605101      1,191      66,790
TECO ENERGY              common              872375100      1,824     171,556
UNITED STATES STEEL      common              912909108        176      17,883
V.F. CORP                common              918204108      7,037     187,005
VERIZON COMM             common              92343V104      3,861     109,233
WACHOVIA                 common              929903102      7,207     211,528

                                                          121,290





(SEC USE ONLY)


     Investment Discretion                     Voting Authority

              Sole              Defined   Other   Managers   Sole  Shared  None

               X                                    N/A       X
               X                                    N/A       X
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